121 State Street Albany, New York 12207 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0497

March 12, 2025
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333‑89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	March 7, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	March 7, 2025
The Alger Portfolios	0000832566	March 3, 2025
Allspring Variable Trust	0001081402	March 4, 2025
ALPS Variable Investment Trust	0001382990	February 28, 2025
American Funds Insurance Series	0000729528	March 7, 2025
BlackRock Variable Series Funds, Inc.	0000355916	February 24, 2025
BlackRock Variable Series Funds II, Inc.	0001738072	February 24, 2025
BNY Mellon Investment Portfolios	0001056707	February 20, 2025
BNY Mellon Stock Index Fund, Inc.	0000846800	February 19, 2025
BNY Mellon Variable Investment Fund	0000813383	February 19, 2025
Deutsche DWS Variable Series I	0000764797	February 28, 2025

Securities and Exchange Commission
March 12, 2025
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Deutsche DWS Variable Series II	0000810573	February 28, 2025
Eaton Vance Variable Trust	0001121746	February 27, 2025
Federated Hermes Insurance Series	0000912577	February 25, 2025
Franklin Templeton Variable Insurance Products Trust	0000837274	February 28, 2025
Goldman Sachs Variable Insurance Trust	0001046292	February 25, 2025
Guggenheim Variable Funds Trust	0000217087	March 7, 2025
Ivy Variable Insurance Portfolios	0000810016	March 10, 2025 March 11, 2025
Janus Aspen Series	0000906185	February 28, 2025
Legg Mason Partners Variable Income Trust	0000874835	February 25, 2025
Lincoln Variable Insurance Products Trust	0000914036	March 7, 2025
Lord Abbett Series Fund, Inc.	0000855396	February 20, 2025
MFS Variable Insurance Trust	0000918571	February 26, 2025
MFS Variable Insurance Trust II	0000719269	February 26, 2025
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	March 6, 2025
Neuberger Berman Advisers Management Trust	0000736913	February 20, 2025
New Age Alpha Variable Funds Trust	0002013968	March 11, 2025
Northern Lights Variable Trust	0001352621	March 10, 2025 March 11, 2025
PIMCO Variable Insurance Trust	0001047304	February 28, 2025
Pioneer Variable Contracts Trust	0000930709	February 28, 2025
Putnam Variable Trust	0000822671	February 26, 2025
Rydex Variable Trust	0001064046	March 7, 2025
T. Rowe Price Equity Series, Inc.	0000918294	February 18, 2025
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 18, 2025
Third Avenue Variable Series Trust	0001089107	February 21, 2025
VanEck VIP Trust	0000811976	March 7, 2025
Vanguard Variable Insurance Funds	0000857490	March 4, 2025
Variable Insurance Products Fund	0000356494	February 21, 2025
Variable Insurance Products Fund II	0000831016	February 21, 2025
Variable Insurance Products Fund III	0000927384	February 21, 2025
Variable Insurance Products Fund IV	0000720318	February 21, 2025
Variable Insurance Products Fund V	0000823535	February 21, 2025

Securities and Exchange Commission
March 12, 2025
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Virtus Variable Insurance Trust	0000792359	March 7, 2025
Voya Investors Trust	0000837276	March 10, 2025
Voya Variable Products Trust	0000916403	March 10, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York